S-K 1602(c) Dilution	Apr. 22, 2026 USD ($) $ / shares shares
No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.17)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (1,290,256)
Net Tangible Book Value, Amount of Dilution | $	187,987,161
Net Tangible Book Value, Adjusted | $	$ 187,987,161
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	26,866,667
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	7
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.01
No Redemption [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ 0
Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.17)
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	9.37
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.63
Net Tangible Book Value [Line Items]
Net Tangible Book Value | $	$ (1,290,256)
Net Tangible Book Value, Amount of Dilution | $	193,987,161
Net Tangible Book Value, Adjusted | $	$ 5,000,001
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction | shares	7,666,667
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted | shares	7,967,951
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.63
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	9.37
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.55
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	$ 9.45
Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (188,987,160)
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	200,480,000
Net Proceeds from this Offering and the Sale of the Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	200,480,000
Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	1,018,517
Offering Costs Accrued for or Paid in Advance Excluded from Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	1,018,517
Deferred Underwriting Commission [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(6,000,000)
Deferred Underwriting Commission [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(6,000,000)
Advisory fee [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(6,000,000)
Advisory fee [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	0
Over Allotment Liability [Member] | No Redemption [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	(221,100)
Over Allotment Liability [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Amount of Dilution | $	$ (221,100)
Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Ordinary Shares Forfeited if Over Allotment is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(1,000,000)
Private Placement Shares [Member] | No Redemption [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Private Placement Shares [Member] | Redemption at 100 Percent of Maximum [Member] | PIPE Financing [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	200,000
Ordinary shares offered [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	20,000,000
Ordinary Shares Redeemed [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	0
Ordinary Shares Redeemed [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment | shares	(18,898,716)